Derivative Financial Instruments - Fair Value of Derivative Instruments Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss			$ 194,194
Net fair value of derivative financial instruments		$ (99,768,509)	(26,568,577)
Derivative financial instruments (cost) income, net	$ (1,361,448)	$ (27,594,230)	$ 672,226	$ (22,862,951)